Derivative and Hedging Activities - Offsetting Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, at fair value	$ 6,559	$ 5,812	$ 13,638
Gross Amounts of Recognized (Liabilities)	(17,245)	(6,028)	(6,115)
Gross Amounts Offset on the Balance Sheet	0	0	0
Net Amounts of Assets (Liabilities) presented on the Balance Sheet	(10,686)	(216)
Net Amounts of Assets (Liabilities) presented on the Balance Sheet		(216)	7,523
Financial Instruments	0	0
Cash Collateral Received (Posted)	0	0
Net Amount		(216)	$ 7,523
Net Amount	$ (10,686)	$ (216)